MET INVESTORS SERIES TRUST

METROPOLITAN SERIES FUND

SUPPLEMENT DATED MARCH 6, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2016, AS SUPPLEMENTED, FOR THE FOLLOWING PORTFOLIOS:

MET INVESTORS SERIES TRUST

AB Global Dynamic Allocation Portfolio

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

American Funds® Balanced Allocation Portfolio

American Funds® Growth Allocation Portfolio

American Funds® Growth Portfolio

American Funds® Moderate Allocation Portfolio

AQR Global Risk Balanced Portfolio

BlackRock Global Tactical Strategies Portfolio

BlackRock High Yield Portfolio

Clarion Global Real Estate Portfolio

ClearBridge Aggressive Growth Portfolio

Goldman Sachs Mid Cap Value Portfolio

Harris Oakmark International Portfolio

Invesco Balanced-Risk Allocation Portfolio

Invesco Comstock Portfolio

Invesco Mid Cap Value Portfolio

Invesco Small Cap Growth Portfolio

JPMorgan Core Bond Portfolio

JPMorgan Global Active Allocation Portfolio

JPMorgan Small Cap Value Portfolio

Loomis Sayles Global Markets Portfolio

Met/Aberdeen Emerging Markets Equity Portfolio

Met/Artisan International Portfolio

Met/Eaton Vance Floating Rate Portfolio

Met/Franklin Low Duration Total Return Portfolio

Met/Templeton International Bond Portfolio

Met/Wellington Large Cap Research Portfolio

MetLife Asset Allocation 100 Portfolio

MetLife Balanced Plus Portfolio

MetLife Multi-Index Targeted Risk Portfolio

MetLife Small Cap Value Portfolio

MFS® Research International Portfolio

Morgan Stanley Mid Cap Growth Portfolio

Oppenheimer Global Equity Portfolio

PanAgora Global Diversified Risk Portfolio

PIMCO Inflation Protected Bond Portfolio

PIMCO Total Return Portfolio

Pyramis® Government Income Portfolio

Pyramis® Managed Risk Portfolio

Schroders Global Multi-Asset Portfolio

SSGA Growth and Income ETF Portfolio

SSGA Growth ETF Portfolio

TCW Core Fixed Income Portfolio

T. Rowe Price Large Cap Value Portfolio

T. Rowe Price Mid Cap Growth Portfolio

METROPOLITAN SERIES FUND

Baillie Gifford International Stock Portfolio

BlackRock Bond Income Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Large Cap Value Portfolio

BlackRock Ultra-Short Term Bond Portfolio

Frontier Mid Cap Growth Portfolio

Jennison Growth Portfolio

Loomis Sayles Small Cap Core Portfolio

Loomis Sayles Small Cap Growth Portfolio

Met/Artisan Mid Cap Value Portfolio

Met/Dimensional International Small Company Portfolio

Met/Wellington Balanced Portfolio

Met/Wellington Core Equity Opportunities Portfolio

MetLife Aggregate Bond Index Portfolio

MetLife Asset Allocation 20 Portfolio

MetLife Asset Allocation 40 Portfolio

MetLife Asset Allocation 60 Portfolio

MetLife Asset Allocation 80 Portfolio

MetLife Mid Cap Stock Index Portfolio

MetLife Stock Index Portfolio

MFS® Total Return Portfolio

MFS® Value Portfolio

MSCI EAFE® Index Portfolio

Neuberger Berman Genesis Portfolio

Russell 2000® Index Portfolio

T. Rowe Price Large Cap Growth Portfolio

T. Rowe Price Small Cap Growth Portfolio

VanEck Global Natural Resources Portfolio

Western Asset Management Strategic Bond Opportunities Portfolio

Western Asset Management U.S. Government Portfolio

In connection with the anticipated separation of MetLife Advisers, LLC (the “Adviser”), the investment adviser to each series of Met Investors Series Trust and Metropolitan Series Fund (the “Trusts”), from MetLife, Inc., and the anticipated reorganization of the Adviser as a wholly-owned subsidiary of Brighthouse Financial, Inc., the Adviser and the Trusts have undertaken to change the names of the Adviser, the Trusts and certain of the Trusts’ Portfolios.

Effective March 6, 2017, the name of the Adviser is changed to Brighthouse Investment Advisers, LLC; all references to the former name of the Adviser contained in the Statement of Additional Information for the above Portfolios are changed to reflect the Adviser’s new name. In addition, effective March 6, 2017, the Trusts’ distributor will change from MetLife Investors Distribution Company to Brighthouse Securities, LLC; all references to the former distributor contained in the Statement of Additional Information for the above Portfolios are changed to the new distributor.

Effective March 6, 2017, the names of Met Investors Series Trust and Metropolitan Series Fund are changed to Brighthouse Funds Trust I and Brighthouse Funds Trust II, respectively; all references to the former names of the Trusts contained in the Statement of Additional Information for the above Portfolios are changed to reflect each Trust’s new name.

Effective March 6, 2017, the names of the following series of the Trusts have been changed as indicated below; all references to the former name of each Portfolio contained in the Statement of Additional Information are changed to reflect the Portfolio’s new name:

CURRENT NAME	NEW NAME (EFFECTIVE MARCH 6, 2017)
Met/Aberdeen Emerging Markets Equity Portfolio	Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Met/Artisan International Portfolio	Brighthouse/Artisan International Portfolio
Met/Artisan Mid Cap Value Portfolio	Brighthouse/Artisan Mid Cap Value Portfolio
Met/Dimensional International Small Company Portfolio	Brighthouse/Dimensional International Small Company Portfolio
Met/Eaton Vance Floating Rate Portfolio	Brighthouse/Eaton Vance Floating Rate Portfolio
Met/Franklin Low Duration Total Return Portfolio	Brighthouse/Franklin Low Duration Total Return Portfolio
Met/Templeton International Bond Portfolio	Brighthouse/Templeton International Bond Portfolio
Met/Wellington Balanced Portfolio	Brighthouse/Wellington Balanced Portfolio
Met/Wellington Core Equity Opportunities Portfolio	Brighthouse/Wellington Core Equity Opportunities Portfolio
Met/Wellington Large Cap Research Portfolio	Brighthouse/Wellington Large Cap Research Portfolio
MetLife Asset Allocation 20 Portfolio	Brighthouse Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio	Brighthouse Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio	Brighthouse Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio	Brighthouse Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio	Brighthouse Asset Allocation 100 Portfolio

MetLife Balanced Plus Portfolio	Brighthouse Balanced Plus Portfolio
MetLife Small Cap Value Portfolio	Brighthouse Small Cap Value Portfolio
MSCI EAFE® Index Portfolio	MetLife MSCI EAFE® Index Portfolio
Russell 2000® Index Portfolio	MetLife Russell 2000® Index Portfolio

The Insurance Companies (as defined in the Statement of Additional Information) may temporarily continue to refer to the Adviser, the Trusts and certain of the Trusts’ Portfolios by their original names, and to the former distributor, in their forms and communications until such documents can be revised.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

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